Segment Information (Schedule Of Revenue By Region (By Destination Of Customers)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 0.2	$ 4.0	$ 44.1
Segment, Continuing Operations [Member]
Segment Reporting Information [Line Items]
Revenue	0.2	4.0	44.1
Segment, Continuing Operations [Member] | United States [Member]
Segment Reporting Information [Line Items]
Revenue	0.2	1.2	37.8
Segment, Continuing Operations [Member] | Ireland [Member]
Segment Reporting Information [Line Items]
Revenue		1.7	1.9
Segment, Continuing Operations [Member] | Rest Of world [Member]
Segment Reporting Information [Line Items]
Revenue		1.1	4.4
Segment, Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Revenue	1,202.6	1,242.0	1,125.6
Segment, Discontinued Operations [Member] | United States [Member]
Segment Reporting Information [Line Items]
Revenue	886.0	866.6	785.0
Segment, Discontinued Operations [Member] | Ireland [Member]
Segment Reporting Information [Line Items]
Revenue		36.0	54.1
Segment, Discontinued Operations [Member] | Rest Of world [Member]
Segment Reporting Information [Line Items]
Revenue	316.6	339.4	286.5
Segment, Continuing Operations And Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Revenue	$ 1,202.8	$ 1,246.0	$ 1,169.7